Property, plant and equipment, net	12 Months Ended
Dec. 31, 2011
Property, plant and equipment, net
Property, plant and equipment, net

5                                         Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	December 31,
	2010	2011	2011
	RMB	RMB	US$

Buildings and leasehold improvements	511,071	543,317	86,324
Machinery and equipment	338,584	414,470	65,852
Motor vehicles	41,972	43,973	6,987
Furniture, fixtures and office equipment	61,315	86,207	13,697
Construction-in-progress	186,377	194,196	30,855
	1,139,319	1,282,163	203,715
Less: accumulated depreciation and amortization	(303,028)	(381,417)	(60,601)
	836,291	900,746	143,114
Deposits for purchase of property, plant and equipment	29,971	25,069	3,983
Property, plant and equipment, net	866,262	925,815	147,097

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US $

Costs of materials and production	23,647	32,135	28,526	4,533
Research and development	7,017	14,972	25,222	4,007
Sales, marketing and distribution	583	296	302	48
General and administrative	24,158	29,573	31,269	4,968
Total depreciation expense	55,405	76,976	85,319	13,556

The Group capitalizes interest cost as a component of the cost of construction in progress. Interest incurred consists of the following:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Interest cost capitalized	137	4,468	2,741	436
Interest cost charged to income	12,126	19,920	42,342	6,727
Total interest cost incurred	12,263	24,388	45,083	7,163

As of December 31, 2010, buildings with carrying value of RMB 29,325 were pledged to banks as collateral for long-term bank loans of RMB 69,306.  No buildings were pledged to banks as of December 31, 2011.